SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Sit Small Cap Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 88.9%

Commercial Services - 3.0%
Booz Allen Hamilton Holding Corp.	2,700	282,366
Brink’s Co.	1,825	157,242
Colliers International Group, Inc.	3,600	436,680
FTI Consulting, Inc. *	1,000	164,080

		1,040,368

Communications - 0.6%
Iridium Communications, Inc.	7,050	192,606

Consumer Durables - 1.0%
Century Communities, Inc.	2,175	145,943
National Presto Industries, Inc.	750	65,933
YETI Holdings, Inc. *	4,075	134,882

		346,758

Consumer Non-Durables - 1.3%
Crocs, Inc. *	1,700	180,540
Sensient Technologies Corp.	3,650	271,670

		452,210

Consumer Services - 1.4%
Nexstar Media Group, Inc.	1,800	322,596
Vail Resorts, Inc.	1,100	176,022

		498,618

Electronic Technology - 4.9%
Coherent Corp. *	3,975	258,137
Entegris, Inc.	1,875	164,025
MKS Instruments, Inc.	3,975	318,596
Monolithic Power Systems, Inc.	1,050	608,979
Power Integrations, Inc.	7,050	356,025

		1,705,762

Energy Minerals - 3.4%
Chord Energy Corp.	5,500	619,960
Northern Oil & Gas, Inc.	19,050	575,882

		1,195,842

Finance - 24.9%
Air Lease Corp.	8,175	394,934
Artisan Partners Asset Management, Inc.	5,350	209,185
Axis Capital Holdings, Ltd.	5,625	563,850
Broadstone Net Lease, Inc.	18,800	320,352
Cadence Bank	17,025	516,879
CareTrust REIT, Inc.	16,900	483,002
Carlyle Group, Inc.	8,075	351,989
CNO Financial Group, Inc.	14,000	583,100
Columbia Banking System, Inc.	17,875	445,803
CubeSmart	5,250	224,227
Essential Properties Realty Trust, Inc.	10,050	328,032
Evercore, Inc.	2,315	462,352
HA Sustainable Infrastructure Capital, Inc.	4,825	141,083
Hanover Insurance Group, Inc.	2,475	430,526
Hercules Capital, Inc.	7,725	148,397
Horace Mann Educators Corp.	12,900	551,217
Janus Henderson Group, PLC	6,100	220,515
Old National Bancorp	29,350	621,927
Piper Sandler Cos.	1,450	359,107
Provident Financial Services, Inc.	19,975	342,971
Stifel Financial Corp.	5,300	499,578

Name of Issuer	Quantity	Fair Value ($)

Synovus Financial Corp.	7,625	356,393
Western Alliance Bancorp	2,100	161,343

		8,716,762

Health Services - 4.0%
Acadia Healthcare Co., Inc. *	3,675	111,426
Addus HomeCare Corp. *	4,825	477,144
Encompass Health Corp.	4,275	432,972
Tenet Healthcare Corp. *	2,875	386,688

		1,408,230

Health Technology - 6.9%
AtriCure, Inc. *	12,500	403,250
Bio-Techne Corp.	4,100	240,383
Glaukos Corp. *	2,050	201,761
Intellia Therapeutics, Inc. *	15,675	111,449
Iovance Biotherapeutics, Inc. *	8,150	27,139
iRadimed Corp.	3,450	181,056
Lantheus Holdings, Inc. *	4,700	458,720
STERIS, PLC	975	220,984
Supernus Pharmaceuticals, Inc. *	5,600	183,400
Vericel Corp. *	8,850	394,887

		2,423,029

Industrial Services - 11.6%
Argan, Inc.	4,475	586,986
DT Midstream, Inc.	5,600	540,288
EMCOR Group, Inc.	1,850	683,815
Golar LNG, Ltd.	10,650	404,594
KBR, Inc.	10,775	536,703
Kodiak Gas Services, Inc.	18,400	686,320
TechnipFMC, PLC	19,550	619,539

		4,058,245

Non-Energy Minerals - 3.1%
AZEK Co., Inc. *	5,700	278,673
Commercial Metals Co.	3,950	181,739
Eagle Materials, Inc.	2,075	460,505
MP Materials Corp. *	6,600	161,106

		1,082,023

Process Industries - 5.4%
Avient Corp.	8,900	330,724
Cabot Corp.	2,450	203,693
CSW Industrials, Inc.	1,200	349,824
Huntsman Corp.	4,650	73,423
Olin Corp.	7,625	184,830
Silgan Holdings, Inc.	11,400	582,768
Stepan Co.	3,325	183,008

		1,908,270

Producer Manufacturing - 11.9%
AeroVironment, Inc. *	3,100	369,489
AZZ, Inc.	3,650	305,177
Belden, Inc.	3,175	318,294
BWX Technologies, Inc.	5,175	510,514
Carlisle Cos., Inc.	775	263,887
Crane Co.	3,275	501,665
Crane NXT Co.	3,275	168,335
Donaldson Co., Inc.	4,700	315,182
EnPro, Inc.	2,150	347,848
Flowserve Corp.	3,300	161,172

MARCH 31, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Sit Small Cap Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Hubbell, Inc.	850	281,273
Lincoln Electric Holdings, Inc.	1,075	203,347
Regal Rexnord Corp.	2,350	267,547
Zurn Water Solutions Corp.	4,700	155,006

		4,168,736

Retail Trade - 1.8%
Boot Barn Holdings, Inc. *	1,810	194,448
Casey’s General Stores, Inc.	1,025	444,891

		639,339

Technology Services - 1.4%
Globant SA *	2,625	309,015
nCino, Inc. *	6,035	165,781

		474,796

Transportation - 1.2%
Knight-Swift Transportation Holdings, Inc.	3,700	160,913
TFI International, Inc.	3,475	269,139

		430,052

Utilities - 1.1%
Chesapeake Utilities Corp.	3,075	394,922

Total Common Stocks (cost: $24,433,607)		31,136,568

Short-Term Securities - 11.0%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.23% (cost $3,856,137)	3,856,137	3,856,137

Total Investments in Securities - 99.9% (cost $28,289,744)		34,992,705

Other Assets and Liabilities, net - 0.1%		41,868

Net Assets - 100.0%		$35,034,573

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2025 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	31,136,568	—	—	31,136,568

Short-Term Securities	3,856,137	—	—	3,856,137

Total:	34,992,705	—	—	34,992,705

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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